Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
NOTE 6
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PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	September 30, 2022	December 31, 2021

Pilot production equipment	$4,662	$4,041
Laboratory equipment	2,291	2,287
Leasehold improvements	3,509	3,439
Furniture, fixtures, and other equipment	207	242

Property and equipment, at cost	10,669	10,009
Less: accumulated depreciation	(6,845)	(5,799)

Property and equipment, net	$3,824	$4,210

Pilot production equipment, above, includes construction in progress of $384 as of September 30, 2022. Depreciation and amortization expense was $386 and $441 for the three months ended September 30, 2022 and 2021, respectively, and
$1,116 and $1,068
for the nine months ended
September 30, 2022 and 2021, respectively.

5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following as of December 31:

	2021	2020
Pilot production equipment	$4,041	$2,178
Lab equipment	2,287	2,313
Leasehold improvements	3,439	3,437
Construction in progress	—	1,550
Computers and software	157	152
Furniture and fixtures	85	85

	10,009	9,715
Less: accumulated depreciation and amortization	(5,799)	(4,464)

Total property and equipment, net	$4,210	$5,251

Construction in progress is primarily comprised of the construction of new production pilot equipment. The construction was complete in the third quarter of the year ended December 31, 2021 and assets amounting to $1,865 were placed in service.
Depreciation expense related to property and equipment was $
1,441
and $1,236 for the years ended December 31, 2021 and 2020, respectively.